INCOME TAX (Details Narrative) $ in Millions	Dec. 31, 2023 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards, Valuation Allowance	$ 0.5
California Franchise Tax Board [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards	1.5
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards	$ 1.5